Taxes (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Tax savings	$ 782,893	$ 623,301
Basic and diluted earnings per shares	$ 0.15	$ 0.12
Income tax expenses	$ 38,125	$ 32,061
Net operating loss carryforward	22,000,000.0		$ 15,000,000.0
Allowance for doubtful accounts	3,900,000		$ 2,500,000
Deferred tax assets	3,400,000
Deferred tax liabilities	$ 3,400,000